Filed Pursuant to Rule 497(e)

Registration No. 033-06790

THE TETON WESTWOOD FUNDS (the “Trust”)

TETON Westwood Mighty Mites Fund (“Mighty Mites Fund”)

Supplement dated February 28, 2020, to the Trust’s Statement of Additional Information,

dated January 28, 2020

Under the “Ownership of Shares in the Funds” sub-section, the following replaces the information for Joseph Gabelli:

Team Member	Fund	Dollar Range of Equity Securities Held in each Fund*
Joseph Gabelli	TETON Westwood Mighty Mites Fund	D

* Key to Dollar Ranges – Information as of September 30, 2019

A.	None
B.	$1 – $10,000
C.	$10,001 – $50,000
D.	$50,001 – $100,000
E.	$100,001 - $500,000
F.	$500,001 – $1,000,000
G.	over $1,000,000

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE